Debt - Schedule of Future Payments on Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022		$ 0
2023		3,083
2024		4,014
2025		2,903
Long-term debt, gross		10,000
Unamortized debt issuance costs		(495)
Long-term debt, total	$ 11,657	$ 9,505	$ 640